Net Income (Loss) per Common Share and Common Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share and Common Unit
12. Net Income (Loss) per Common Share and Common Unit
Net income (loss) per common share and common unit was computed as follows (in thousands, except net income per common share and net income (loss) per common unit amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net income (loss)	$8,656	$2,854	$18,546	$(4,042)

Denominator for basic and diluted earnings per common share:
Weighted-average common shares outstanding - basic	89,704	n/a	88,722	n/a
Effect of dilutive common shares	2,227	n/a	2,033	n/a

Weighted average common shares outstanding—diluted	91,931	n/a	90,755	n/a

Net income per common shares—basic	$0.10	n/a	$0.21	n/a

Net income per common shares—diluted	$0.09	n/a	$0.20	n/a

Denominator for basic and diluted earnings per common unit:
Weighted average common units outstanding—basic	n/a	204	n/a	204
Effect of dilutive common units	n/a	—	n/a	—

Weighted average common units outstanding—diluted	n/a	204	n/a	204

Net income (loss) per common unit—basic and diluted	n/a	$14,000.14	n/a	$(19,799.55)

12. Net Loss per Common Unit
Net loss per common unit was computed as follows (in thousands, except common unit and per common unit amounts):

	Years Ended December 31,
	2023	2022
Net loss	$(4,615)	$(2,469)

Weighted average common units outstanding—basic	204	204
Effect of dilutive common units	—	—

Weighted average common units outstanding—diluted	204	204

Net loss per common unit—basic and diluted	$(22,620.18)	$(12,101.03)